Annual Total Returns - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - Select Banking Portfolio - Select Banking Portfolio	Apr. 29, 2025
Bar Chart Table:
Annual Return 2015	0.65%
Annual Return 2016	26.84%
Annual Return 2017	12.68%
Annual Return 2018	(18.28%)
Annual Return 2019	35.59%
Annual Return 2020	(12.16%)
Annual Return 2021	38.33%
Annual Return 2022	(12.60%)
Annual Return 2023	8.46%
Annual Return 2024	30.11%